Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured on Recurring Basis at Fair Value

A summary of the financial assets and liabilities that are measured on a recurring basis at fair value as of December 31, 2014 and 2013, is as follows (in thousands):

		Fair Value Measurements Using
	Carrying	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2014
Money market funds	$50,541	$—	$50,541	$—
December 31, 2013
Money market funds	$5,233	$—	$5,233	$—
Preferred stock warrant liability	928	—	—	928

Reconciliation of Company's Liabilities Measured at Fair Value on Recurring Basis Using Unobservable Inputs (Level 3)

The reconciliation of the Company’s liabilities measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

	Preferred Stock Warrant
	Series B	Series C	Series D	Total
Balance — December 31, 2012	$7	$500	$623	$1,130
Decrease in fair value recorded in other income	(3)	(114)	(85)	(202)
Balance — December 31, 2013	4	386	538	928
Fair value reclassified to additional paid-in capital in connection with the IPO on April 15, 2014	(4)	(386)	(538)	(928)
Balance — December 31, 2014	$-	$-	$-	$-

Fair Value of Preferred Stock Warrants Calculated using Black-Scholes Assumptions

The Company’s warrants were valued using the Black-Scholes option-pricing model.  The fair values were derived by applying the following assumptions:

December 31, 2013
Expected life	4-8 years
Risk-free interest rate	2.90%
Expected volatility	64%-84%
Expected dividend rate	—%